Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Restricted Cash and Investments [Abstract]
Restricted cash	R 216	R 169
Restricted investments	5,083	3,535
Restricted cash and investments	5,299	3,704
Restricted cash and investments	67	62
Restricted cash and investments	R 5,232	R 3,642